Summary Of Assumptions Used To Determine Pension Obligations And Pension Costs (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
U.S. Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	4.75%	3.75%	4.00%
Benefit obligation	4.00%	4.75%	4.00%
Long-term rate of return on plan assets	7.50%	7.50%	7.50%
Non-U.S. Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	4.50%	4.50%	4.75%
Benefit obligation	3.30%	4.50%	4.50%
Long-term rate of return on plan assets	5.30%	5.25%	5.35%